Financial Instrument Risk Management - Fair Value of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	$ 1,548	$ 1,112
Derivative liabilities	(2,040)	(2,295)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(2,040)	(2,295)
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(73)	(240)
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(377)	(555)
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,590)	(1,500)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	1,548	1,112
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	180	100
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	231	150
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	$ 1,137	$ 862